Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000188985 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class Z
Trading Symbol	MECZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class Z/MECZX)	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares advanced 19.79% for the fiscal year ended May 31, 2026.
•    The Fund’s results across countries were mixed; Israel and Japan were the top contributing markets on an absolute basis, while Italy and Sweden were key detractors.
RELATIVE PERFORMANCE
•    The Fund underperformed the MSCI World ex USA Small Cap Index, which gained 30.29%, and the MSCI World ex USA Index, which gained 24.04%, due primarily to stock selection.
•    The Fund’s holdings in Israel, Switzerland, and Singapore were the largest relative contributors on a geographic level, while positions in Japan, Canada, and Italy detracted.
•   Consumer discretionary and financials were the Fund’s top performing sectors on a relative basis, while materials, information technology and industrials were the main detractors.
•    The Fund’s relative underweight to materials and energy also detracted from relative performance.
POSITIONING UPDATE
•    On a geographic level, the Fund’s largest exposure remains Japan, followed by the United Kingdom.
•    Industrials, information technology, and financials are the Fund’s largest sectors. The Fund has no exposure to utilities or energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the class's inception on May 31, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through May 31, 2026. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	19.79%	2.20%	4.31%
MSCI World ex USA Index	24.04%	9.13%	8.84%
MSCI World ex USA Small Cap Index	30.29%	6.60%	8.18%

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 50,785,361
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 130,591
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2026)
Fund net assets	$50,785,361
Total number of portfolio holdings	76
Net advisory fees paid	$130,591
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.8%
Senshu Electric Co., Ltd. (Japan)	2.5%
Phoenix Financial, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.4%
Garrett Motion, Inc. (United States)	2.1%
Niterra Co., Ltd. (Japan)	2.1%
Kitron A.S.A. (Norway)	2.1%
MISUMI Group, Inc. (Japan)	2.1%
Sarantis, S.A. (Greece)	2.1%
Nihon Falcom Corp. (Japan)	1.9%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.8%
Senshu Electric Co., Ltd. (Japan)	2.5%
Phoenix Financial, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.4%
Garrett Motion, Inc. (United States)	2.1%
Niterra Co., Ltd. (Japan)	2.1%
Kitron A.S.A. (Norway)	2.1%
MISUMI Group, Inc. (Japan)	2.1%
Sarantis, S.A. (Greece)	2.1%
Nihon Falcom Corp. (Japan)	1.9%
Top Ten as a Group	22.5%

C000091188 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class I
Trading Symbol	MECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class I/MECIX)	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares advanced 19.68% for the fiscal year ended May 31, 2026.
•    The Fund’s results across countries were mixed; Israel and Japan were the top contributing markets on an absolute basis, while Italy and Sweden were key detractors.
RELATIVE PERFORMANCE
•    The Fund underperformed the MSCI World ex USA Small Cap Index, which gained 30.29%, and the MSCI World ex USA Index, which gained 24.04%, due primarily to stock selection.
•    The Fund’s holdings in Israel, Switzerland, and Singapore were the largest relative contributors on a geographic level, while positions in Japan, Canada, and Italy detracted.
•   Consumer discretionary and financials were the Fund’s top performing sectors on a relative basis, while materials, information technology and industrials were the main detractors.
•    The Fund’s relative underweight to materials and energy also detracted from relative performance.
POSITIONING UPDATE
•    On a geographic level, the Fund’s largest exposure remains Japan, followed by the United Kingdom.
•    Industrials, information technology, and financials are the Fund’s largest sectors. The Fund has no exposure to utilities or energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of May 31, 2026. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	19.68%	2.09%	6.22%
MSCI World ex USA Index	24.04%	9.13%	9.52%
MSCI World ex USA Small Cap Index	30.29%	6.60%	8.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 50,785,361
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 130,591
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2026)
Fund net assets	$50,785,361
Total number of portfolio holdings	76
Net advisory fees paid	$130,591
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.8%
Senshu Electric Co., Ltd. (Japan)	2.5%
Phoenix Financial, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.4%
Garrett Motion, Inc. (United States)	2.1%
Niterra Co., Ltd. (Japan)	2.1%
Kitron A.S.A. (Norway)	2.1%
MISUMI Group, Inc. (Japan)	2.1%
Sarantis, S.A. (Greece)	2.1%
Nihon Falcom Corp. (Japan)	1.9%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.8%
Senshu Electric Co., Ltd. (Japan)	2.5%
Phoenix Financial, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.4%
Garrett Motion, Inc. (United States)	2.1%
Niterra Co., Ltd. (Japan)	2.1%
Kitron A.S.A. (Norway)	2.1%
MISUMI Group, Inc. (Japan)	2.1%
Sarantis, S.A. (Greece)	2.1%
Nihon Falcom Corp. (Japan)	1.9%
Top Ten as a Group	22.5%

C000091187 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class N
Trading Symbol	MECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class N/MECAX)	$125	1.14%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares advanced 19.48% for the fiscal year ended May 31, 2026.
•    The Fund’s results across countries were mixed; Israel and Japan were the top contributing markets on an absolute basis, while Italy and Sweden were key detractors.
RELATIVE PERFORMANCE
•    The Fund underperformed the MSCI World ex USA Small Cap Index, which gained 30.29%, and the MSCI World ex USA Index, which gained 24.04%, due primarily to stock selection.
•    The Fund’s holdings in Israel, Switzerland, and Singapore were the largest relative contributors on a geographic level, while positions in Japan, Canada, and Italy detracted.
•   Consumer discretionary and financials were the Fund’s top performing sectors on a relative basis, while materials, information technology and industrials were the main detractors.
•    The Fund’s relative underweight to materials and energy also detracted from relative performance.
POSITIONING UPDATE
•    On a geographic level, the Fund’s largest exposure remains Japan, followed by the United Kingdom.
•    Industrials, information technology, and financials are the Fund’s largest sectors. The Fund has no exposure to utilities or energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of May 31, 2026. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	19.48%	1.94%	6.06%
MSCI World ex USA Index	24.04%	9.13%	9.52%
MSCI World ex USA Small Cap Index	30.29%	6.60%	8.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 50,785,361
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 130,591
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2026)
Fund net assets	$50,785,361
Total number of portfolio holdings	76
Net advisory fees paid	$130,591
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.8%
Senshu Electric Co., Ltd. (Japan)	2.5%
Phoenix Financial, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.4%
Garrett Motion, Inc. (United States)	2.1%
Niterra Co., Ltd. (Japan)	2.1%
Kitron A.S.A. (Norway)	2.1%
MISUMI Group, Inc. (Japan)	2.1%
Sarantis, S.A. (Greece)	2.1%
Nihon Falcom Corp. (Japan)	1.9%
Top Ten as a Group	22.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tel Aviv Stock Exchange, Ltd. (Israel)	2.8%
Senshu Electric Co., Ltd. (Japan)	2.5%
Phoenix Financial, Ltd. (Israel)	2.4%
Gift Holdings, Inc. (Japan)	2.4%
Garrett Motion, Inc. (United States)	2.1%
Niterra Co., Ltd. (Japan)	2.1%
Kitron A.S.A. (Norway)	2.1%
MISUMI Group, Inc. (Japan)	2.1%
Sarantis, S.A. (Greece)	2.1%
Nihon Falcom Corp. (Japan)	1.9%
Top Ten as a Group	22.5%